Income taxes and mining tax credits (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year ended December 31, 2019 $	Year ended December 31, 2018 $
(Loss) income before income taxes	(1,663,674)	1,150,637
Statutory tax rate	27%	27%
Expected income tax (recovery) expense at the statutory tax rate	(449,192)	310,672
Items not deductible for tax and other	52,943	618,099
True-up	(287,716)	-
Change in unrecognized tax benefits	683,965	(928,771)
Income tax recovery	-	-

Disclosure of deferred taxes [Table Text Block]
	December 31, 2019 $	December 31, 2018 $
Federal investment tax credits	654,183	654,183
Exploration and evaluation assets	3,309,945	1,832,035
Marketable securities	-	450,106
Reclamation obligation	54,000	-
Non-capital loss carryforwards	3,804,719	4,742,207
Other	611,555	71,906
Unrecognized deferred tax assets	(8,434,402)	(7,750,437)
	-	-

Disclosure of detailed information about tax pools available [Table Text Block]
	Canadian resource pools $	Non-capital losses $	Other $	Canadian federal investment tax credit losses $
2025	-	-	-	24,847
2026	-	1,175	-	-
2027	-	1,381,861	-	91,030
2028	-	2,559,941	-	57,677
2029	-	2,621,029	-	234,667
2030	-	2,388,895	-	245,962
2031	-	1,392,745	-	-
2032	-	818,329	-	-
2033	-	202,411	-	-
2034	-	266,149	-	-
2035	-	173,814	-	-
2036	-	152,243	-	-
2037	-	307,139	-	-
2038	-	-	-	-
2039	-	1,825,822	-	-
No expiry	16,649,369	-	4,088,060	-
	16,649,369	14,091,553	4,088,060	654,183